Intangible Assets (Details) - License fee [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Beginning balance	$ 35,000	$ 35,000	$ 35,000
Additions during the period
Ending balance	35,000	35,000	35,000
Accumulated amortization:
Beginning balance	5,970	3,637	1,304
Additions during the period	2,334	2,333	2,333
Ending balance	8,304	5,970	$ 3,637
Net book value	$ 26,696	$ 29,030